Other expenses and financial costs	12 Months Ended
Jun. 30, 2024
Other Expenses And Financial Costs
Other expenses and financial costs

8. Other expenses and financial costs

	Consolidated Group
	2024 A$	2023 A$	2022 A$
Other expenses
Travel & related expenses	(17,093)	(141,196)	(118,292)
Insurance expenses	(46,665)	(45,083)	(68,167)
Business expenses	(1,583)	(26,772)	(24,204)
Foreign exchange loss	(3,485)	-	(34,416)
Total other expenses	(68,826)	(213,051)	(245,079)

Finance costs
Implied interest expense related to convertible notes		-	(666,534)
Interest expense	(78,461)	(41,389)	(68,271)
Bank charges	(4,913)	(4,322)	(9,182)
Merchant facility fees	(30,825)	(59,656)	(4,203)
Total finance costs	(114,199)	(105,367)	(748,190)